Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 7,804	$ 7,481	$ 7,459	$ 6,352
Provision for credit losses	1,000	885	3,013	3,358
Net write-offs	(990)	(622)	(2,355)	(1,786)
Exchange rate and other	(48)	(102)	(351)	(282)
Balance at end of period	7,766	7,642	7,766	7,642
Allowance for credit losses [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	7,521	7,125	7,093	6,037
Balance at end of period	7,429	7,272	7,429	7,272
Allowance for credit losses [member] | Other liabilities – Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	282	353	365	311
Balance at end of period	336	367	336	367
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1	3	1	4
Balance at end of period	1	3	1	3
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	904	730	794	572
Provision for credit losses	25	46	184	240
Net write-offs	(11)	1	(17)	(3)
Exchange rate and other	(18)	(10)	(61)	(42)
Balance at end of period	900	767	900	767
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,607	1,633	1,639	1,482
Provision for credit losses	248	184	639	719
Net write-offs	(208)	(197)	(616)	(564)
Exchange rate and other	(4)	3	(19)	(14)
Balance at end of period	1,643	1,623	1,643	1,623
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,351	1,320	1,356	1,233
Provision for credit losses	254	217	737	697
Net write-offs	(239)	(214)	(725)	(606)
Exchange rate and other	2	0	0	(1)
Balance at end of period	1,368	1,323	1,368	1,323
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	329	343	351	272
Provision for credit losses	48	34	90	168
Net write-offs	(29)	(25)	(81)	(77)
Exchange rate and other	(11)	(7)	(23)	(18)
Balance at end of period	337	345	337	345
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3,613	3,455	3,319	2,793
Provision for credit losses	425	404	1,363	1,534
Net write-offs	(503)	(187)	(916)	(536)
Exchange rate and other	(17)	(88)	(248)	(207)
Balance at end of period	$ 3,518	$ 3,584	$ 3,518	$ 3,584